Loans, financing, debentures and derivative financial instruments - Summary of Changes in Loans, Debentures and Finance Leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans, financing, debentures and derivative financial instruments
Loans, debentures and finance leases, beginning	R$ 11,768,017	R$ 11,750,361	R$ 16,377,643
New loans and debentures with cash effect	4,179,974	2,903,031	1,519,580
Interest accrued	846,329	761,052	945,023
Principal payment	(2,718,953)	(3,149,525)	(5,848,611)
Interest payment	(798,653)	(742,724)	(914,979)
Monetary and exchange rate variation	1,675,583	(319,488)	(587,064)
Change in fair value	(465,053)	351,560	(68,366)
Hedge result	(185,134)	102,422	327,135
Balance of acquired company		111,328
Loans, debentures and finance leases, ending	R$ 14,302,110	R$ 11,768,017	R$ 11,750,361